JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
Schedule of Portfolio Investments as of January 31, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY.  IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2024.

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.6%
Australia — 62.6%
Ampol Ltd.	582,563	13,779,069
ANZ Group Holdings Ltd.	7,332,391	129,375,531
APA Group	3,136,473	17,348,123
Aristocrat Leisure Ltd.	1,583,948	45,666,212
ASX Ltd.	473,248	20,232,472
Atlas Arteria Ltd.	2,773,660	9,778,265
Aurizon Holdings Ltd.	4,500,029	11,092,720
BHP Group Ltd.	12,381,088	378,787,438
BlueScope Steel Ltd.	1,093,779	16,700,163
Brambles Ltd.	3,401,833	32,435,682
Cochlear Ltd.	152,109	30,185,875
Coles Group Ltd.	3,271,986	33,954,633
Commonwealth Bank of Australia	4,093,727	312,164,838
Computershare Ltd.	1,396,254	23,126,500
Dexus, REIT	2,629,455	13,306,796
Endeavour Group Ltd.	3,318,881	12,146,232
Fortescue Ltd.	3,876,513	74,920,403
Goodman Group, REIT	4,234,381	70,287,236
GPT Group (The), REIT	4,678,379	14,139,818
IDP Education Ltd.	679,769	8,704,959
IGO Ltd.	1,655,057	8,045,584
Incitec Pivot Ltd.	4,748,199	8,292,164
Insurance Australia Group Ltd.	5,927,409	23,267,599
Lottery Corp. Ltd. (The)	5,441,406	17,860,782
Macquarie Group Ltd.	944,825	116,581,447
Medibank Pvt Ltd.	6,732,788	16,856,492
Mineral Resources Ltd.	418,939	16,157,976
Mirvac Group, REIT	9,646,511	13,557,214
National Australia Bank Ltd.	7,629,552	160,910,344
Northern Star Resources Ltd.	2,809,514	24,099,470
Orica Ltd.	1,113,554	11,744,541
Origin Energy Ltd.	4,211,622	23,505,925
Pilbara Minerals Ltd. (a)	6,937,937	15,802,314
Qantas Airways Ltd. *	2,065,741	7,447,751
QBE Insurance Group Ltd.	3,652,208	37,605,262
Ramsay Health Care Ltd.	446,481	14,885,036
REA Group Ltd.	124,671	14,869,104
Reece Ltd.	846,486	12,469,029
Rio Tinto Ltd.	907,515	78,089,306
Santos Ltd.	7,527,025	38,041,152
Scentre Group, REIT	12,689,043	25,226,422
SEEK Ltd.	793,354	13,078,674
Seven Group Holdings Ltd.	381,310	8,924,605
Sonic Healthcare Ltd.	1,123,943	23,434,436
South32 Ltd.	11,072,771	23,974,965
Stockland, REIT	5,830,127	17,217,015
Suncorp Group Ltd.	3,105,456	28,584,306
Telstra Group Ltd.	9,886,560	26,074,158

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Australia — continued
TPG Telecom Ltd.	1,040,931	3,582,720
Transurban Group	7,549,932	66,327,931
Treasury Wine Estates Ltd.	1,901,126	13,330,929
Vicinity Ltd., REIT	8,858,736	11,759,145
Washington H Soul Pattinson & Co. Ltd.	596,534	13,334,415
Wesfarmers Ltd.	2,774,206	105,022,967
Westpac Banking Corp.	8,565,882	134,378,333
WiseTech Global Ltd.	422,088	19,872,379
Woodside Energy Group Ltd.	4,641,904	97,091,122
Woolworths Group Ltd.	2,837,120	66,629,677
Worley Ltd.	898,828	8,631,912
		2,634,697,568
China — 1.3%
Budweiser Brewing Co. APAC Ltd. (a) (b)	4,142,900	6,529,801
ESR Group Ltd. (b)	6,088,000	7,782,129
Wharf Holdings Ltd. (The)	2,326,000	6,795,847
Wilmar International Ltd.	4,411,500	10,802,391
Wuxi Biologics Cayman, Inc. * (b)	8,975,500	23,619,343
		55,529,511
Hong Kong — 15.4%
AIA Group Ltd.	27,870,200	218,569,812
CK Asset Holdings Ltd.	4,954,500	22,356,408
CK Infrastructure Holdings Ltd.	1,503,500	8,929,052
CLP Holdings Ltd.	4,423,000	35,178,065
Hang Lung Properties Ltd.	4,198,000	4,873,711
Hang Seng Bank Ltd.	1,771,600	18,442,656
Henderson Land Development Co. Ltd.	3,261,700	8,498,760
HKT Trust & HKT Ltd.	8,732,000	10,489,411
Hong Kong & China Gas Co. Ltd.	26,686,789	18,991,049
Hong Kong Exchanges & Clearing Ltd.	2,915,000	88,379,314
Jardine Matheson Holdings Ltd.	569,500	22,867,789
Link, REIT	6,262,400	31,410,233
MTR Corp. Ltd.	3,853,500	12,536,629
Power Assets Holdings Ltd.	3,339,500	19,553,396
Sino Land Co. Ltd.	8,224,000	8,590,496
Sun Hung Kai Properties Ltd.	4,594,500	42,882,276
Swire Pacific Ltd., Class A	1,009,000	7,806,668
Swire Pacific Ltd., Class B	1,922,500	2,265,542
Swire Properties Ltd.	2,572,400	4,807,235
Techtronic Industries Co. Ltd.	3,420,500	36,329,495
WH Group Ltd. (b)	19,061,691	11,246,306
Wharf Real Estate Investment Co. Ltd.	3,780,000	11,074,772
		646,079,075

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Macau — 1.0%
Galaxy Entertainment Group Ltd.	5,503,000	28,559,907
Sands China Ltd. *	5,949,379	15,615,760
		44,175,667
New Zealand — 1.8%
Auckland International Airport Ltd.	3,206,777	16,533,801
Contact Energy Ltd.	1,925,170	9,496,455
Fisher & Paykel Healthcare Corp. Ltd.	1,331,855	19,236,051
Mercury NZ Ltd.	1,642,744	6,777,859
Meridian Energy Ltd.	3,010,152	10,197,771
Spark New Zealand Ltd.	4,450,948	14,460,212
		76,702,149
Singapore — 10.2%
CapitaLand Ascendas, REIT	8,866,628	19,216,015
CapitaLand Integrated Commercial Trust, REIT	11,540,432	17,204,096
CapitaLand Investment Ltd.	5,860,300	12,865,052
City Developments Ltd.	1,137,900	5,164,689
DBS Group Holdings Ltd.	4,469,900	105,870,934
Genting Singapore Ltd.	13,928,800	10,460,603
Great Eastern Holdings Ltd.	140,900	1,836,864
Jardine Cycle & Carriage Ltd.	221,200	4,268,284
Keppel Ltd.	3,377,700	17,948,295
Mapletree Pan Asia Commercial Trust, REIT	5,890,400	6,378,798
Oversea-Chinese Banking Corp. Ltd.	7,966,600	76,203,543
Singapore Airlines Ltd.	3,381,200	16,781,850
Singapore Exchange Ltd.	2,003,000	13,986,228
Singapore Technologies Engineering Ltd.	3,815,300	10,571,964
Singapore Telecommunications Ltd.	19,134,700	34,146,689
United Overseas Bank Ltd.	3,278,400	69,103,885
UOL Group Ltd.	1,283,900	5,961,892
		427,969,681
United Kingdom — 0.8%
CK Hutchison Holdings Ltd.	6,510,000	33,622,986
United States — 6.5%
CSL Ltd.	1,180,966	231,915,201
James Hardie Industries plc, CHDI *	1,070,250	40,209,769
		272,124,970
Total Common Stocks (Cost $4,445,328,641)		4,190,901,607
Short-Term Investments — 0.3%
Investment of Cash Collateral from Securities Loaned — 0.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.51% (c) (d)	10,999,100	11,003,499
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (c) (d)	2,094,578	2,094,578
Total Investment of Cash Collateral from Securities Loaned (Cost $13,098,077)		13,098,077

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Total Investments — 99.9% (Cost $4,458,426,718)		4,203,999,684
Other Assets Less Liabilities — 0.1%		4,493,687
NET ASSETS — 100.0%		4,208,493,371

Percentages indicated are based on net assets.

Abbreviations
APAC	Asia Pacific
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2024. The total value of securities on loan at January 31, 2024 is $12,151,824.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2024.
Summary of Investments by Industry, January 31, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	23.9%
Metals & Mining	15.1
Insurance	7.8
Capital Markets	5.7
Biotechnology	5.5
Real Estate Management & Development	3.6
Oil, Gas & Consumable Fuels	3.5
Hotels, Restaurants & Leisure	2.8
Consumer Staples Distribution & Retail	2.7
Broadline Retail	2.5
Electric Utilities	2.5
Transportation Infrastructure	2.2
Retail REITs	2.2
Industrial REITs	2.1
Diversified Telecommunication Services	2.1
Industrial Conglomerates	1.9
Health Care Equipment & Supplies	1.2
Diversified REITs	1.1
Others (each less than 1.0%)	11.3
Short-Term Investments	0.3

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)
Futures contracts outstanding as of January 31, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Singapore Index	255	02/28/2024	SGD	5,257,771	(57,674)
SPI 200 Index	85	03/21/2024	AUD	10,538,049	134,641
					76,967

Abbreviations
AUD	Australian Dollar
MSCI	Morgan Stanley Capital International
SGD	Singapore Dollar
SPI	Australian Securities Exchange

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$2,634,697,568	$—	$2,634,697,568
China	—	55,529,511	—	55,529,511
Hong Kong	—	646,079,075	—	646,079,075
Macau	—	44,175,667	—	44,175,667
New Zealand	47,268,327	29,433,822	—	76,702,149
Singapore	—	427,969,681	—	427,969,681

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
United Kingdom	$—	$33,622,986	$—	$33,622,986
United States	—	272,124,970	—	272,124,970
Total Common Stocks	47,268,327	4,143,633,280	—	4,190,901,607
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	13,098,077	—	—	13,098,077
Total Investments in Securities	$60,366,404	$4,143,633,280	$—	$4,203,999,684
Appreciation in Other Financial Instruments
Futures Contracts	$134,641	$—	$—	$134,641
Depreciation in Other Financial Instruments
Futures Contracts	(57,674)	—	—	(57,674)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$76,967	$—	$—	$76,967
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2024	Shares at January 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.51% (a) (b)	$—	$44,000,000	$33,000,000	$3,499	$—	$11,003,499	10,999,100	$209,595	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (a) (b)	11,792,130	16,584,575	26,282,127	—	—	2,094,578	2,094,578	36,147	—
Total	$11,792,130	$60,584,575	$59,282,127	$3,499	$—	$13,098,077		$245,742	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2024.